CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (37,636)	$ (5,907)	¥ 4,877	¥ 176,724
Depreciation of property and equipment and amortization of intangible assets	30,081	4,721	14,087	6,129
Impairment of amount due from related parties	860	135
Impairment of long-term investment	17,850	2,801	0	4,000
Impairment of property and equipment				689
Impairment of other current assets				1,991
Impairment of goodwill and intangible assets	65,879	10,338
Loss on disposal of property and equipment	244	38
Expected credit losses	15,498	2,432	6,305
Share-based compensation expenses	106,150	16,657	92,170	104,211
Lease expense to reduce right-of-use assets	33,668	5,283	31,990	33,095
Share of losses of equity method investee	1,522	239	4,279
Exchange losses	4,766	748	1,118	3,235
Deferred income tax	1,652	259	(21,364)	(4,314)
Accrued investment income of short-term investments	8,289	1,301	(6,374)	2,298
Loan loss recovery				(1,314)
Changes in operating assets and liabilities:
Trade receivables	14,580	2,288	(32,596)	(15,637)
Receivables from online payment platforms	(2,682)	(421)	(2,753)	(3,459)
Prepayment and other current assets	(43,991)	(6,903)	24,270	(19,678)
Inventories, net	7,869	1,235
Other non-current assets	(36,968)	(5,801)	(1,694)	(14,184)
Contract liabilities	(28,306)	(4,442)	41,459	(23,242)
Taxes payable	(13,010)	(2,042)	(4,875)	26,589
Salary and welfare payables	(4,838)	(759)	(5,341)	29,190
Amounts due (from)/to related parties	(307)	(48)	5	1,730
Operating lease liabilities	(35,764)	(5,612)	(33,518)	(23,233)
Accrued expenses and other liabilities	(21,119)	(3,314)	67,135	99,002
Net cash generated from operating activities	84,287	13,226	179,180	383,822
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(45,056)	(7,070)	(36,962)	(37,544)
Purchase of short-term investments and term deposits	(1,919,804)	(301,259)	(2,802,999)	(2,997,928)
Proceeds from maturities of short-term investments and term deposits	3,052,869	479,062	3,131,878	1,727,870
Cash paid for long-term investments, including prepayment for new investment	(102,945)	(16,154)	(125,000)	(23,725)
Proceeds from disposal of property and equipment	180	28	10
Acquisition of subsidiaries, net of cash acquired	(636,872)	(99,939)	(40,911)
Loans advanced to related party (see Note 22)	(15,720)	(2,467)	(16,889)	(5,000)
Proceeds from repayment of the loan advances to related party (see Note 22)	7,170	1,125	14,718	1,314
Net cash (used in)/provided by investing activities	339,822	53,326	123,845	(1,335,013)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(217,712)	(34,164)
Proceeds from initial public offering, net of issuance cost				1,266,577
Repayment of short-term borrowing			(6,500)
Proceeds from exercise of share options	969	152	696	1,819
Net cash provided by/(used in) financing activities	(216,743)	(34,012)	(5,804)	1,268,396
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(9,242)	(1,450)	(52,721)	20,597
Net increase in cash, cash equivalents and restricted cash	198,124	31,090	244,500	337,802
Cash, cash equivalents and restricted cash at the beginning of the year	1,145,685	179,783	901,185	563,383
Cash, cash equivalents and restricted cash at the end of the year	1,343,809	210,873	1,145,685	901,185
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ (31,170)	$ (4,891)	¥ (24,070)	(38,112)
Non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value				50,219
Conversion of convertible redeemable preferred shares upon IPO (see Note 17)				¥ 1,446,168